Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 11 — LEASES

The Company adopted ASC Topic 842 on January 1, 2022 using the modified retrospective approach. Comparative information has not been restated and continues to be reported under ASC Topic 840, Leases, which was the accounting standard in effect for those periods. The Company has operating leases for corporate offices, warehouses, distilleries, tasting rooms and certain equipment which have been accounted for using the adopted standard. The Company’s operating lease terms include periods under options to extend or terminate the operating lease when it is reasonably certain that the Company will exercise that option in the measurement of its operating lease ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as the physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the operating lease term. The Company generally uses the base, non-cancelable lease term when determining the operating lease ROU assets and lease liabilities. The ROU asset is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable in accordance with Accounting Standards Codification Topic 360, Property, Plant, and Equipment.

The following table presents the consolidated lease cost for amounts included in the measurement of lease liabilities for leases for the nine months ended September 30, 2024 and 2023, respectively:

	Nine Months Ended September 30,
	2024	2023
Lease Cost:
Amortization of Right-of-Use Assets (finance)	$18,441	$22,147
Interest on Finance Lease Liabilities	—	275
Operating lease cost(1)	1,103,053	1,119,356
Total lease cost	$1,121,494	$1,141,778

(1)	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.

The following table presents weighted-average remaining lease terms and weighted-average discount rates for the consolidated operating leases as of September 30, 2024 and 2023, respectively:

	September 30,
	2024	2023
Weighted-average remaining lease term – operating leases (in years)	5.5	6.2
Weighted-average discount rate – operating leases	22%	22%

The Company’s ROU assets and liabilities for operating leases were $3,446,225 and $4,102,077, respectively, as of September 30, 2024. The ROU assets and liabilities for operating leases were $3,658,493 and $4,376,630, respectively, as of December 31, 2023. The ROU assets for operating leases were included in “Operating Lease Right-of-Use Assets, net” in the accompanying consolidated balance sheets. The liabilities for operating leases were included in the “Operating Lease Liabilities, Current” and “Operating Lease Liabilities, net of Current Portion” in the accompanying consolidated balance sheets.

Maturities of lease liabilities for the remainder of 2024 and the years through 2028 and thereafter are as follows:

Years Ending	Amounts
$353,212
2025	1,313,344
2026	1,254,722
2027	1,237,902
2028	1,225,327
thereafter	1,887,780
Total lease payments	$7,272,287
Less: Interest	(3,170,210)
Total Lease Liabilities	$4,102,077

NOTE 11 — LEASES

The Company adopted ASC Topic 842 on January 1, 2022 using the modified retrospective approach. Comparative information has not been restated and continues to be reported under ASC Topic 840, Leases, which was the accounting standard in effect for those periods. The Company has operating leases for corporate offices, warehouses, distilleries, tasting rooms and certain equipment which have been accounted for using the adopted standard. The Company’s operating lease terms include periods under options to extend or terminate the operating lease when it is reasonably certain that the Company will exercise that option in the measurement of its operating lease ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as the physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the operating lease term. The Company generally uses the base, non-cancelable lease term when determining the operating lease ROU assets and lease liabilities. The ROU asset is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable in accordance with Accounting Standards Codification Topic 360, Property, Plant, and Equipment.

The following table presents the consolidated lease cost for amounts included in the measurement of lease liabilities for operating leases for the years ended December 31, 2023, and 2022, respectively:

	Years Ended December 31,
	2023	2022
Lease Cost:
Amortization of Right-of-Use Assets	$29,299	$49,395
Interest on Lease Liabilities	275	2,177
Operating lease cost(1)	1,495,846	1,512,015
Total lease cost	$1,525,420	$1,563,587

(1)	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.

The following table presents weighted-average remaining lease terms and weighted-average discount rates for the consolidated operating leases as of December 31, 2023 and 2022, respectively:

	December 31,
	2023	2022
Weighted-average remaining lease term – operating leases (in years)	6	6.5
Weighted-average discount rate – operating leases	22%	22%

The Company’s ROU assets and liabilities for operating leases were $3,658,493 and $4,376,630, respectively, as of December 31, 2023. The ROU assets and liabilities for operating leases were $3,841,480 and $4,739,182, respectively, as of December 31, 2022. The ROU assets for operating leases were included in “Operating Lease Right-of-Use Assets, net” in our accompanying consolidated balance sheets. The liabilities for operating leases were included in the “Operating Lease Liabilities, Current” and “Operating Lease Liabilities, net of Current Portion” in the accompanying consolidated balance sheets.

Maturities of lease liabilities for the years through 2028 and thereafter are as follows:

Amounts
Years Ending
2024	$1,449,504
2025	1,245,614
2026	1,187,039
2027	1,199,467
2028	1,227,821
thereafter	1,892,919
Total lease payments	$8,202,364
Less: Interest	(3,825,734)
Total Lease Liabilities	$4,376,630